Reinsurance - Unsecured Reinsurance Recoverable and Prepaid Reinsurance Premium Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	$ 321.1	$ 162.5
Other reinsurers
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	86.9	28.4
A+ | Everest Insurance Company
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	65.7	4.2
A+ | Transatlantic Reinsurance Company
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	46.3	28.8
A+ | Renaissance Reinsurance U.S. Inc.
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	28.9	5.5
A+ | Munich Reinsurance America, Inc.
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	18.3	11.7
A | Validus Reinsurance (Switzerland) Ltd.
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	57.5	22.6
A | Validus Reinsurance, Ltd.
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	9.6	46.9
A++ | General Reinsurance Corporation
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	7.9	14.4
Rated
Ceded Credit Risk [Line Items]
Unsecured reinsurance recoverable and prepaid reinsurance premium	$ 234.2	$ 134.1